Operating Segments (Tables)	6 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment	The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:
As of 31 December 2023

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	217,842,159	50,908,790	268,750,949
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	217,863,008	50,908,790	268,771,798

Liabilities
Segment liabilities	1,032,716	161,303,684	162,336,400
Deferred tax liabilities and tax payable	5,247,332	22,387	5,269,719
Total liabilities	6,280,048	161,326,071	167,606,119

As of 30 June 2023
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	364,549,780	31,133,035	395,682,815
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	364,570,629	31,133,035	395,703,664

Liabilities
Segment liabilities	36,181,129	22,271,732	58,452,861
Deferred tax liabilities and tax payable	18,400,243	12,804	18,413,046
Total liabilities	54,581,372	22,284,536	76,865,907

Schedule Additions to Non-Current Assets
As of 31 December 2023 (Cont’d)

	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	30,000,000	-	30,000,000

Six Months Ended 31 December 2023
Revenue
Total revenue	31,622,948	-	31,622,948
- Inter-segment revenue	-	-	-
Revenue from external parties	31,622,948	-	31,622,948
Results
Loss before interest, depreciation and tax	(798,818)	(882,773)	(1,681,591)
Depreciation of:
- property, plant and equipment	(35,152,128)	-	(35,152,128)
- right-of-use assets	(62,286)	-	(62,286)
Amortisation of intangible asset	(26,719,984)	-	(26,719,984)
Finance income/(cost), Net	106,837	716,368	823,205
Loss before tax	(62,626,379)	(166,405)	(62,792,784)
Tax expense	12,943,862	(16,668)	12,927,194
Loss for the period	(49,682,517)	(183,073)	(49,865,590)
	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	72,383,744	-	72,383,744

Six Months Ended 31 December 2022
Revenue
Total revenue	123,521,552	-	123,521,552
Inter-segment revenue	-	-	-
Revenue from external parties	123,521,552	-	123,521,552
Results
Profit/(Loss) before interest, depreciation and tax	22,526,939	(1,503,225)	21,023,714
Depreciation of:
- property, plant and equipment	(7,284,888)	-	(7,284,888)
- right-of-use assets	(63,710)	-	(63,710)
Amortisation of intangible asset	(11,468,240)	-	(11,468,240)
Finance income/(cost), Net	200,758	19,172	219,930
Profit/(Loss) before tax	3,910,859	(1,484,053)	2,426,806
Tax expense	2,509,371	(3,429)	2,505,942
Profit/(Loss) for the period	6,420,230	(1,487,482)	4,932,748